Document And Entity Information	Jan. 22, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 22, 2020
Entity Registrant Name	SLEEP NUMBER CORP
Entity Incorporation, State or Country Code	MN
Entity File Number	0-25121
Entity Tax Identification Number	41-1597886
Entity Address, Address Line One	1001 Third Avenue South
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55404
Local Phone Number	551-7000
City Area Code	763
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000827187
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SNBR
Security Exchange Name	NASDAQ